DEBT OBLIGATIONS	9 Months Ended
Sep. 30, 2017
Debt Obligations [Abstract]
Senior Notes and Loans
NOTE 11—Debt obligations:

a.	Short-term debt:
		Weighted average interest rate as of September 30, 2017		September 30, 2017	December 31, 2016
			Maturity

				(U.S. $ in millions)
	Term loan JPY 28.3 billion	JPY LIBOR+0.25%	2018	$251		$-
	Term loan JPY 6.7 billion	JPY LIBOR+0.4%	2018	60		-
	Bank facilities	11.76%	2017	2		15
	Convertible debentures	0.25%	2026*	514		514
	Revolving credit facility	LIBOR+1.1375%	2017	-		1,240
	Term loan JPY 8.0 billion	JPY LIBOR+0.223%	2017	-		68
	Term loan GBP 510 million	GBP LIBOR+0.7%	2017	-		629
	Current maturities of long-term liabilities			1,904		810
					$
	Total short term debt			$2,731		$3,276

	* Net-share settlement feature exercisable at any time.

b. Senior notes and loans:
Long-term debt includes the following:
	Weighted average interest rate as of September 30, 2017	Maturity	September 30, 2017	December 31, 2016

			(U.S. $ in millions)
Senior notes EUR 1,750 million	0.38%	2020	$2,062	$1,834
Senior notes EUR 1,500 million	1.13%	2024	1,760	1,566
Senior notes EUR 1,300 million	1.25%	2023	1,526	1,357
Senior notes EUR 1,000 million	2.88%	2019	1,181	1,050
Senior notes EUR 750 million	1.63%	2028	877	780
Senior notes EUR 700 million	1.88%	2027	824	733
Senior notes USD 3,500 million	3.15%	2026	3,492	3,491
Senior notes USD 3,000 million	2.20%	2021	2,996	2,995
Senior notes USD 3,000 million	2.80%	2023	2,992	2,991
Senior notes USD 2,000 million	1.70%	2019	2,000	2,000
Senior notes USD 2,000 million	4.10%	2046	1,984	1,984
Senior notes USD 1,500 million	1.40%	2018	1,499	1,498
Senior notes USD 844 million	2.95%	2022	865	868
Senior notes USD 789 million	6.15%	2036	781	781
Senior notes USD 700 million	2.25%	2020	700	700
Senior notes USD 613 million	3.65%	2021	624	626
Senior notes USD 588 million	3.65%	2021	587	587
Senior notes CHF 450 million	1.50%	2018	465	442
Senior notes CHF 350 million	0.50%	2022	362	344
Senior notes CHF 350 million	1.00%	2025	362	345
Senior notes CHF 300 million	0.13%	2018	310	295
Fair value hedge accounting adjustments			*	(2)

Total senior notes			28,249	27,265

Term loan USD 2.5 billion	LIBOR +1.1375%	2018	2,500	2,500
Term loan USD 2.5 billion	LIBOR +1.5%	2017-2020	2,080	2,500
Term loan JPY 65 billion	0.99%	2017	-	560
Term loan JPY 58.5 billion	JPY LIBOR+0.55%	2022	520	-
Term loan JPY 35 billion	1.42%	2019	311	299
Term loan JPY 35 billion	JPY LIBOR +0.3%	2018	311	299
Total loans			5,722	6,158

Debentures USD 15 million	7.20%	2018	15	15
Other	7.69%	2026	6	9
Total debentures and others			21	24

Less current maturities			(1,904)	(810)

Derivative instruments			*	2

Less debt issuance costs			(117)	(115)

Total long-term debt			$31,971	$32,524

* Represents an amount less than $0.5 million

Certain of Teva’s loan agreements contain restrictive covenants, including the requirement to maintain compliance with a net debt to EBITDA ratio, which becomes more restrictive over time. Approximately $6 billion of debt is subject to such covenants and, under specified circumstances, including non-compliance with such covenants and the unavailability of any waiver, amendment or other modification thereto and the expiration of any applicable grace period thereto, substantially all other debt could be negatively impacted by non-compliance with such covenants.

In September 2017, Teva amended certain terms of these loan agreements, including increasing the maximum permitted net debt to EBITDA ratio. As of September 30, 2017, Teva was in compliance with all applicable financial ratios and expects that it will continue to have sufficient cash resources to support its debt service payments and all other financial obligations for the foreseeable future. However, Teva may experience lower than required cash flows to continue to maintain compliance with its net debt to EBITDA ratio covenant within the next twelve months. Teva believes it will be able to renegotiate and amend the covenants, or refinance the debt with different repayment terms to address such situation as circumstances warrant.

Although Teva has been successful in the past in obtaining financing and renegotiating debt covenants at commercially acceptable terms, there are no guarantees it will be able to do so in the future.  If such efforts could not be successfully completed on commercially acceptable terms, Teva may curtail additional planned spending, may divest additional assets and/or may suspend dividends in order to generate enough cash to meet its debt requirements and all other financial obligations.